Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional paid-in capital	Retained Earnings	Treasury stock	Accumulated other comprehensive loss
Balances at Dec. 31, 2010	$ 41,725	$ 9,844	$ 244	$ 37,623	$ (3,823)	$ (2,163)
Common Stock, Shares, net of treasury at Dec. 31, 2010		4,455,704
Net income	5,219			5,219
Other Comprehensive Income (Loss)	(2,183)
Cash dividends declared ($1.00 per share)	(4,457)			(4,457)
Stock based compensation expense	9	0	9	0	0	0
Exercise of stock options	26	3	23
Exercise of stock options, shares		1,500
Balances at Dec. 31, 2011	40,339	9,847	276	38,385	(3,823)	(4,346)
Common Stock, Shares, net of treasury at Dec. 31, 2011		4,457,204
Net income	6,844			6,844
Other Comprehensive Income (Loss)	2,336
Cash dividends declared ($1.00 per share)	(4,457)			(4,457)
Stock based compensation expense	8	0	8	0	0	0
Exercise of stock options	12	1	11
Exercise of stock options, shares		700
Purchase of treasury stock	(36)				(36)
Purchase of treasury stock, shares		(1,823)
Balances at Dec. 31, 2012	$ 45,046	$ 9,848	$ 295	$ 40,772	$ (3,859)	$ (2,010)
Common Stock, Shares, net of treasury at Dec. 31, 2012		4,456,081